Employee Benefit Plans - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) Person shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits		30 days
Employee Stock Ownership Plan Shares held		25,200,000
Postemployment benefits liability | $	$ 22.6	$ 21.7	$ 22.6
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period | $		$ 77.0	105.4	$ 109.6
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date		11 months
Total pretax intrinsic value of options exercised and restricted stock vested | $		$ 3.0	$ 2.2	$ 2.2
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		6 months 1 day
ARX employee [Member] | Employee Stock Option
Employee Benefits Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0	1,005
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan		11,100,000
Progressive common shares
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	4,400,000	4,700,000	4,400,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,000,000.0
Equity Incentive Plan Twenty Fifteen [Domain] | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		13,000,000.0
2003 Directors Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		0
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		1,400,000
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately | Person		45
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		250.00%	250.00%	250.00%	250.00%	200.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		200.00%	200.00%	200.00%	200.00%	200.00%
Performance Based Restricted Equity Awards | Growth in percentage of auto policies bundled with other specified types of policies [Member] | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			100.00%
Performance Based Restricted Equity Awards | Growth in percentage of auto policies bundled with other specified types of policies [Member] | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			200.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		85.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		150.00%
Performance Based Restricted Equity Awards | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number		3,186,065
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately | Person		100
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions | $		$ 85.6	$ 78.4	$ 74.8
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan		6.00%
Defined Contribution Pension Plan Four Zero One K ARX [Domain]
Employee Benefits Disclosure [Line Items]
Matching contributions | $	$ 0.7	$ 1.2
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date		3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date		4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date		5 years